Financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Financial Assets, Carrying Amount	$ 73,302,756	$ 94,323,649
Financial Assets, Fair Value	73,302,756	94,323,649
Financial Liabilities, Carrying Amount	42,996,646	76,933,936
Financial Liabilities, Fair Value	42,996,646	76,933,936
Other Loans and Borrowings
Statement [Line Items]
Financial Liabilities, Carrying Amount	42,996,646	76,933,936
Financial Liabilities, Fair Value	42,996,646	76,933,936
Other Financial Assets
Statement [Line Items]
Financial Assets, Carrying Amount	19,839,795	21,247,011
Financial Assets, Fair Value	19,839,795	21,247,011
Trade and Other Receivables
Statement [Line Items]
Financial Assets, Carrying Amount	53,181,233	72,655,970
Financial Assets, Fair Value	53,181,233	72,655,970
Cash and Cash Equivalents
Statement [Line Items]
Financial Assets, Carrying Amount	281,728	420,668
Financial Assets, Fair Value	$ 281,728	$ 420,668